Intangible Assets - Finite Lived and Indefinite Lived Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-lived assets:
Accumulated amortization	$ (23,327)	$ (22,234)
Total finite–lived assets	7,568	8,661
Indefinite-lived assets:
Trademarks—La Quinta	169,434	169,434
Total	$ 177,002	$ 178,095
Leasehold interests - hotels, restaurants, office [Member]
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Weighted average remaining life	26 years	27 years
Finite-lived assets:
Finite-lived assets, gross	$ 9,680	$ 9,680
Franchise agreements, management contracts and other [Member]
Finite Lived And Indefinite Lived Intangible Assets [Line Items]
Weighted average remaining life	4 years	5 years
Finite-lived assets:
Finite-lived assets, gross	$ 18,015	$ 18,015
Returns membership list [Member]
Finite-lived assets:
Finite-lived assets, gross	$ 3,200	$ 3,200